Related party transactions	12 Months Ended
Dec. 31, 2012
Related party transactions
Related party transactions

25    Related party transactions

          Balances from transactions with major related parties are as follows:

	December 31, 2012		December 31, 2011
	Assets	Liabilities	Assets	Liabilities
Affiliated Companies and Joint Ventures
Companhia Hispano-Brasileira de Pelotização—HISPANOBRÁS	2	10	177	162
Companhia Nipo-Brasileira de Pelotização—NIBRASCO	2	175	1	13
Companhia Coreano-Brasileira de Pelotização—KOBRASCO	–	33	–	5
Baovale Mineração S.A.	14	28	8	20
Minas da Serra Geral S.A. ("MSG")	–	8	–	9
MRS Logística S.A.	44	45	50	20
Norsk Hydro ASA	405	72	489	80
Samarco Mineração S.A.	213	–	47	–
Mitsui & CO, LTD	22	46	–	37
Others	224	8	107	49

	926	425	879	395

Current	518	353	370	304
Long-term	408	72	509	91

Total	926	425	879	395

          These balances are included in the following balance sheet classifications:

	December 31, 2012		December 31, 2011
	Assets	Liabilities	Assets	Liabilities
Current assets
Accounts receivable	134	–	288	–
Loans and advances to related parties	384	–	82	–
Non-current assets
Loans and advances to related parties	408	–	509	–
Current liabilities
Suppliers	–	146	–	280
Loans from related parties	–	207	–	24
Non-current liabilities
Long-term debt	–	72	–	91

	926	425	879	395

          Income and expenses from the principal transactions and financial operations carried out with major related parties are as follows:

	As of December 31,
	2012		2011		2010
	Income	Expenses	Income	Expenses	Income	Expenses
Affiliated Companies and Joint Ventures
Companhia Nipo-Brasileira de Pelotização—NIBRASCO	–	80	–	151	–	149
Samarco Mineração S.A.	371	–	511	–	448	–
Companhia Ítalo-Brasileira de Pelotização—ITABRASCO	–	32	–	150	–	50
Companhia Hispano-Brasileira de Pelotização—HISPANOBRÁS	266	265	729	521	462	513
Companhia Coreano-Brasileira de Pelotização—KOBRASCO	–	70	–	98	–	117
Mineração Rio Norte S.A.	–	–	–	–	–	156
MRS Logística S.A.	14	702	16	759	16	561
Others	142	101	103	53	17	18

	793	1,250	1,359	1,732	943	1,564

          These amounts are included in the following statement of income line items:

	As of December 31,
	2012		2011		2010
	Income	Expenses	Income	Expenses	Income	Expenses
Sales / Cost of iron ore and pellets	624	469	1,337	952	910	785
Revenues / expense from logistic services	14	706	16	759	23	603
Sales / Cost of aluminum products	–	–	–	18	–	156
Financial income/expenses	14	7	6	3	10	20
Others	141	68	–	–	–	–

	793	1,250	1,359	1,732	943	1,564

          Additionally we have loans payable to Banco Nacional de Desenvolvimento Econômico Social and BNDES Participações S.A in the amounts of US$ 3,951 and US$ 825 respectively, accruing interest at market rates, which fall due through 2029. These operations generated interest expenses of US$41 and US$14. We also maintain cash equivalent balances with Banco Bradesco S.A. in the amount of US$33 in December 31, 2012. The effect of these operations on our results was US$1.